EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Computation of basic and diluted gain (loss) per share
Net income (loss) attributable to Canadian Solar Inc.-basic (in dollars)	$ 171,861	$ 239,502	$ 31,659
Dilutive effect of interest expense of convertible notes	5,275	4,641
Net income attributable to Canadian Solar Inc. - diluted	$ 177,136	$ 244,143	$ 31,659
Weighted average number of common shares-basic	55,728,903	54,408,037	46,306,739
Diluted effects of share number from share options and RSUs	1,343,162	2,051,601	4,081,545
Diluted effects of share number from warrants	20,658
Dilutive effects of share number from convertible notes	3,333,333	2,894,977
Weighted average number of common shares - diluted	60,426,056	59,354,615	50,388,284
Basic earnings (loss) per share (in dollars per share)	$ 3.08	$ 4.40	$ 0.68
Diluted earnings (loss) per share (in dollars per share)	$ 2.93	$ 4.11	$ 0.63
Share options and RSUs
Anti-dilutive shares excluded from the computation of diluted earnings per share
Anti-dilutive shares excluded from the computation of diluted earnings (loss) per share, total	115,017,000	95,422,000	434,529,000